Goodwill - Schedule of Changes in Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Goodwill [Abstract]
Balance at the beginning of the period		$ 5,417,134	$ 6,105,020	$ 5,828,691
Balance at the end of the period		5,852,575	5,417,134	6,105,020
Acquired in business combination			2,851
Business combinations adjustments	[1]	1,981		11,842
Disposal
Exchange rate variation		$ 433,460	$ (690,737)	$ 264,487

[1]	Refers to the business combination adjustment for the acquisition of JBS Terminais Ltda